Goodwill and intangible assets - Disclosure of the outcome the impairment review for Personal Banking, Business Banking and Card Payments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Outcome of goodwill and intangibles review and Other intangible assets
Goodwill	£ 4,415	£ 4,450
Intangibles	3,869	3,825
Carrying value	8,284	8,275
Value in use	27,042
Value in use exceeding carrying value	9,397
Total for all individual assets or cash-generating units
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	14,661
Goodwill	4,286
Intangibles	1,522
Carrying value	20,469
Value in use	35,111
Value in use exceeding carrying value	14,642	5,602
Retail Banking
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	9,619
Goodwill	3,243
Intangibles	795
Carrying value	13,657
Value in use	19,961
Value in use exceeding carrying value	6,304	1,925
Business Banking
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	1,987
Goodwill	629
Intangibles	208
Carrying value	2,824
Value in use	8,069
Value in use exceeding carrying value	5,245	3,197
Barclays US Consumer Bank
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	3,055
Goodwill	414
Intangibles	519
Carrying value	3,988
Value in use	7,081
Value in use exceeding carrying value	£ 3,093	£ 480